Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand		S/ 177	S/ 149
Cash at banks (b)	[1]	22,510	16,617
Short-term deposits (c)	[2]	286,225	51,500
Cash and cash equivalents		S/ 308,912	S/ 68,266	S/ 49,067	S/ 49,216

[1]	Cash at banks is denominated in local currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	The short-term deposits were freely available and held in local banks. These short-term deposits are comprising the amounts of S/241,000,000, with annual interest rate between 0.01% and 2.80%, and US$12,500,000 with an annual interest rate of 0.05%. These deposits have maturities of less than three months from the date of their constitution.